Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
Plan Termination [Line Items]
Plan Termination
(8)	Plan Termination
Although it has not expressed any intent to do so, the Company has the right under the Plan document to terminate the Plan, subject to the provisions of ERISA.